Short-Term and Long-Term Borrowings - Schedule of Short-Term Bank Loans (Details)		12 Months Ended
		Sep. 30, 2025 USD ($)		Sep. 30, 2024 USD ($)		Sep. 30, 2025 CNY (¥)		Sep. 30, 2024 CNY (¥)
Bank of Nanjing [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[1]	$ 1,966,566				¥ 14,000,000
Issuance Date	[1]	Jun. 05, 2025
Expiration Date	[1]	Jun. 04, 2026
Interest	[1]	3.40%				3.40%
Bank of China One [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[1]	$ 842,815				¥ 6,000,000
Issuance Date	[1]	Jul. 29, 2025
Expiration Date	[1]	Jul. 28, 2026
Interest	[1]	2.91%				2.91%
Bank of Beijing [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[1]	$ 1,404,692				¥ 10,000,000
Issuance Date	[1]	Apr. 03, 2025
Expiration Date	[1]	Apr. 03, 2026
Interest	[1]	3.65%				3.65%
Bank of Communications [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[1]	$ 842,815				¥ 6,000,000
Issuance Date	[1]	Nov. 29, 2025
Expiration Date	[1]	Nov. 28, 2025
Interest	[1]	3.10%				3.10%
Postal Savings Bank of China [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[1]	$ 2,107,038				¥ 15,000,000
Issuance Date	[1]	Dec. 30, 2024
Expiration Date	[1]	Dec. 29, 2025
Interest	[1]	2.80%				2.80%
Postal Savings Bank of China One [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[1]	$ 702,346				¥ 5,000,000
Issuance Date	[1]	Jun. 30, 2025
Expiration Date	[1]	Dec. 29, 2025
Interest	[1]	2.80%				2.80%
Industrial and Commercial Bank [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[1]	$ 491,642				¥ 3,500,000
Issuance Date	[1]	Aug. 13, 2025
Expiration Date	[1]	Aug. 13, 2026
Interest	[1]	2.70%				2.70%
Industrial and Commercial Bank One [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[1]	$ 491,642				¥ 3,500,000
Issuance Date	[1]	Aug. 14, 2025
Expiration Date	[1]	Aug. 01, 2026
Interest	[1]	2.70%				2.70%
Bank of China Two [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[1]	$ 210,704				¥ 1,500,000
Issuance Date	[1]	Aug. 04, 2025
Expiration Date	[1]	Aug. 04, 2026
Interest	[1]	2.91%				2.91%
Industrial and Commercial Bank Five [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount		$ 1,404,692		$ 1,424,989		¥ 10,000,000		¥ 10,000,000
Issuance Date		Sep. 10, 2025		Sep. 29, 2024
Expiration Date		Sep. 10, 2026		Sep. 28, 2025
Interest		3.65%		3.00%		3.65%		3.00%
Chengdu Rural Commercial Bank [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[1]	$ 983,284				¥ 7,000,000
Issuance Date	[1]	Dec. 19, 2024
Expiration Date	[1]	Dec. 18, 2025
Interest	[1]	3.55%				3.55%
Industrial and Commercial Bank Two [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[1]	$ 1,404,692				¥ 10,000,000
Issuance Date	[1]	Sep. 25, 2025
Expiration Date	[1]	Sep. 25, 2026
Interest	[1]	3.00%				3.00%
Bank of Chengdu [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount		$ 702,346				¥ 5,000,000
Issuance Date		Jul. 24, 2025
Expiration Date		Jul. 23, 2025
Interest		4.80%				4.80%
Bank of China Three [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount		$ 1,404,692				¥ 10,000,000
Issuance Date		Aug. 23, 2025
Expiration Date		Aug. 23, 2026
Interest		5.25%				5.25%
Short-Term Debt [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount		$ 14,959,966		$ 16,244,870		¥ 106,500,000		¥ 114,000,000
Bank of Nanjing One [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[2]			$ 2,422,481				¥ 17,000,000
Issuance Date	[2]			Jul. 02, 2024
Expiration Date	[2]			Jun. 02, 2025
Interest	[2]			3.80%				3.80%
Bank of Nanjing Two [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[2]			$ 142,499				¥ 1,000,000
Issuance Date	[2]			Jul. 02, 2024
Expiration Date	[2]			Nov. 01, 2024
Interest	[2]			3.80%				3.80%
Bank of China Four [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[2]			$ 854,993				¥ 6,000,000
Issuance Date	[2]			Jul. 29, 2024
Expiration Date	[2]			Jul. 29, 2025
Interest	[2]			2.88%				2.88%
Bank of Beijing One [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[2]			$ 1,424,989				¥ 10,000,000
Issuance Date	[2]			Apr. 03, 2024
Expiration Date	[2]			Apr. 03, 2025
Interest	[2]			3.65%				3.65%
Bank of Communications One [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[2]			$ 854,993				¥ 6,000,000
Issuance Date	[2]			Nov. 24, 2023
Expiration Date	[2]			Nov. 23, 2024
Interest	[2]			4.35%				4.35%
Postal Savings Bank of China Two [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[2]			$ 2,849,977				¥ 20,000,000
Issuance Date	[2]			Jan. 02, 2024
Expiration Date	[2]			Dec. 31, 2024
Interest	[2]			3.65%				3.65%
Industrial and Commercial Bank Three [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[2]			$ 446,562				¥ 3,133,800
Issuance Date	[2]			Aug. 16, 2024
Expiration Date	[2]			Aug. 20, 2025
Interest	[2]			3.00%				3.00%
Industrial and Commercial Bank Four [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[2]			$ 550,929				¥ 3,866,200
Issuance Date	[2]			Aug. 20, 2024
Expiration Date	[2]			Aug. 16, 2025
Interest	[2]			3.00%				3.00%
China CITIC Bank [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[2]			$ 712,494				¥ 5,000,000
Issuance Date	[2]			Sep. 24, 2024
Expiration Date	[2]			Sep. 23, 2025
Interest	[2]			3.00%				3.00%
Bank of China Five [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[2]			$ 284,998				¥ 2,000,000
Issuance Date	[2]			Aug. 06, 2024
Expiration Date	[2]			Aug. 05, 2025
Interest	[2]			3.45%				3.45%
Chengdu Rural Commercial Bank One [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[2]			$ 1,424,989				¥ 10,000,000
Issuance Date	[2]			Dec. 22, 2023
Expiration Date	[2]			Dec. 21, 2024
Interest	[2]			3.55%				3.55%
China Construction Bank One [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[2]			$ 712,494				¥ 5,000,000
Issuance Date	[2]			Mar. 11, 2024
Expiration Date	[2]			Mar. 10, 2025
Interest	[2]			3.95%				3.95%
Bank of Chengdu One [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[2]			$ 712,494				¥ 5,000,000
Issuance Date	[2]			Jul. 25, 2024
Expiration Date	[2]			Jul. 23, 2025
Interest	[2]			3.70%				3.70%
Bank of China Six [Member] | Short Term Bank Loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[2]			$ 1,424,989				¥ 10,000,000
Issuance Date	[2]			Aug. 23, 2024
Expiration Date	[2]			Aug. 23, 2025
Interest	[2]			3.45%				3.45%
Bank of Zijin Rural Commercial [Member] | long-term bank loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[3]	$ 280,938				¥ 2,000,000
Issuance Date	[3]	Mar. 29, 2025
Expiration Date	[3]	Mar. 29, 2027
Interest	[3]	1.25%				1.25%
Bank of Zijin Rural Commercial [Member] | Long-Term Debt [Member] | long-term bank loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[4]			$ 284,998				¥ 2,000,000
Issuance Date	[4]			Mar. 29, 2023
Expiration Date	[4]			Mar. 28, 2025
Interest	[4]			4.35%				4.35%
China Construction Bank [Member] | long-term bank loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[5]	$ 702,346				¥ 5,000,000
Issuance Date	[5]	Mar. 11, 2024
Expiration Date	[5]	Mar. 11, 2027
Interest	[5]	3.95%				3.95%
Bank of Zijin Rural Commercial One [Member] | long-term bank loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount		$ 1,404,692	[5]	$ 676,870	[6]	¥ 10,000,000	[5]	¥ 4,750,000	[6]
Issuance Date		Jan. 07, 2025	[5]	Mar. 03, 2023	[6]
Expiration Date		Jan. 01, 2027	[5]	Mar. 03, 2025	[6]
Interest		4.05%	[5]	4.35%	[6]	4.05%	[5]	4.35%	[6]
Long-Term Debt [Member] | long-term bank loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount		$ 2,387,976		$ 1,709,986		¥ 17,000,000		¥ 12,000,000
Bank of Zijin Rural Commercial Two [Member] | long-term bank loans [Member]
Schedule of Short Term Bank Loans [Line Items]
Amount	[6]			$ 748,118				¥ 5,250,000
Issuance Date	[6]			Jan. 31, 2023
Expiration Date	[6]			Jan. 20, 2025
Interest	[6]			4.35%				4.35%

[1]

As of September 30, 2025, all short term bank loans with the exception of aggregate amount of $2,107,038 owed to Bank of Chengdu and Bank of China, were guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. Among them, a total of $2,809,383 short term bank loans were pledged by the personal assets owned by them. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2025.

All the above short-term bank loans will be renewed upon maturity.

[2]	As of September 30, 2024, all the short term bank loans were guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. Among them, a total of $3,277,474 short term bank loans were pledged by the personal assets owned by them. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2024.
[3]	As of September 30, 2025, a total of $280,938 bank loans were obtained through pledging a fixed certificate of deposit worth $310,437, of which $310,437 is included in the restricted cash.
[4]	As of September 30, 2024, a total of $284,998 bank loans were obtained through pledging a fixed certificate of deposit worth $314,922, of which $314,922 is included in the restricted cash.
[5]	As of September 30, 2025, a total of $2,107,038 long term bank loans were guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2025.
[6]	As of September 30, 2024, a total of $1,424,988 long term bank loans were guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2024.